Organization and Business Operations (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 10, 2023
Accumulated deficits		$ 120,417,280		$ 115,090,347	$ 65,680,715
Cash flow used in operations		4,628,114	$ 6,387,929	18,089,748	10,715,314
Cash		329,285		348,816	3,833,349	$ 2,460,664
Working capital		$ 5,153,844		6,816,953	4,303,687
Yerbae Brands Corp [Member]
Accumulated deficits				45,106,324	34,487,637
Cash flow used in operations				3,656,779	12,722,539
Cash				$ 124,214	$ 977,373
Yerbae L L C [Member] | Yerbae Brands Corp [Member]
Ownership percentage	[1]			100.00%

[1]	Yerbaé LLC is a wholly-owned subsidiary of Yerbaé Brands Co.